Consolidated Statements of Operations - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Income Statement [Abstract]
Net sales	$ 11,731.9	$ 11,285.6	$ 15,270.0	$ 13,685.7	$ 12,826.5
Cost of goods sold	10,283.2	9,927.3	13,421.7	11,988.5	11,243.8
Gross profit	1,448.7	1,358.3	1,848.3	1,697.2	1,582.7
Operating expenses	1,313.3	1,251.4	1,688.2	1,581.6	1,468.0
Operating profit	135.4	106.9	160.1	115.6	114.7
Other expense, net:
Interest expense, net	65.9	64.6	85.7	86.1	93.9
Loss on extinguishment of debt					2.0
Other, net	3.7	3.2	(22.2)	(0.7)	(0.7)
Other expense, net	69.6	67.8	63.5	85.4	95.2
Income before taxes	65.8	39.1	96.6	30.2	19.5
Income tax expense	26.7	16.8	40.1	14.7	11.1
Net income	$ 39.1	$ 22.3	$ 56.5	$ 15.5	$ 8.4
Weighted-average common shares outstanding:
Basic	95,230,548	86,874,101	86,874,727	86,868,452	86,864,606
Diluted	96,750,311	87,664,715	87,613,698	87,533,324	87,458,530
Earnings per common share:
Basic	$ 0.41	$ 0.26	$ 0.65	$ 0.18	$ 0.10
Diluted	$ 0.40	$ 0.25	$ 0.64	$ 0.18	0.10
Dividends declared per common share					$ 2.53